EQUITY ACTIVITY	12 Months Ended
Dec. 31, 2017
EQUITY ACTIVITY
EQUITY ACTIVITY

NOTE L. EQUITY ACTIVITY

The authorized capital stock of IBM consists of 4,687,500,000 shares of common stock with a $.20 per share par value, of which 922,179,225 shares were outstanding at December 31, 2017 and 150,000,000 shares of preferred stock with a $.01 per share par value, none of which were outstanding at December 31, 2017.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company repurchased 27,237,179 common shares at a cost of $4,323 million, 23,283,400 common shares at a cost of $3,455 million and 30,338,647 common shares at a cost of $4,701 million in 2017, 2016 and 2015, respectively. These amounts reflect transactions executed through December 31 of each year. Actual cash disbursements for repurchased shares may differ due to varying settlement dates for these transactions. At December 31, 2017, $3,786 million of Board common stock repurchase authorization was available. The company plans to purchase shares on the open market or in private transactions from time to time, depending on market conditions.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 4,311,998 shares in 2017, 3,893,366 shares in 2016, and 6,013,875 shares in 2015. The company issued 463,083 treasury shares in 2017, 383,077 treasury shares in 2016 and 1,155,558 treasury shares in 2015, as a result of restricted stock unit releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 1,226,080 common shares at a cost of $193 million, 854,365 common shares at a cost of $126 million, and 1,625,820 common shares at a cost of $248 million in 2017, 2016 and 2015, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity.

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2017:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$152	$617	$769
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$(1)	$0
Reclassification of (gains)/losses to other (income) and expense	1	0	1

Total net changes related to available-for-sale securities	$2	$(1)	$1

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(58)	$0	$(58)
Reclassification of (gains)/losses to:
Cost of sales	(3)	1	(3)
Cost of services	(70)	27	(43)
SG&A expense	(11)	3	(9)
Other (income) and expense	(324)	124	(199)
Interest expense	45	(17)	28

Total unrealized gains/(losses) on cash flow hedges	$(421)	$137	$(284)

Retirement-related benefit plans (1)
Prior service costs/(credits)	$0	$0	$0
Net (losses)/gains arising during the period	682	(201)	481
Curtailments and settlements	19	(5)	14
Amortization of prior service (credits)/costs	(88)	29	(58)
Amortization of net (gains)/losses	2,889	(1,006)	1,883

Total retirement-related benefit plans	$3,502	$(1,182)	$2,320

Other comprehensive income/(loss)	$3,235	$(429)	$2,806

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2016:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(20)	$(120)	$(140)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(38)	$14	$(23)
Reclassification of (gains)/losses to other (income) and expense	34	(13)	21

Total net changes related to available-for-sale securities	$(3)	$1	$(2)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$243	$(80)	$163
Reclassification of (gains)/losses to:
Cost of sales*	5	(5)	1
Cost of services*	8	(3)	5
SG&A expense	(4)	(2)	(7)
Other (income) and expense	68	(26)	42
Interest expense	24	(9)	15

Total unrealized gains/(losses) on cash flow hedges	$345	$(126)	$219

Retirement-related benefit plans (1)
Net (losses)/gains arising during the period	$(2,490)	$924	$(1,566)
Curtailments and settlements	(16)	1	(15)
Amortization of prior service (credits)/costs	(107)	34	(74)
Amortization of net (gains)/losses	2,764	(976)	1,788

Total retirement-related benefit plans	$150	$(19)	$132

Other comprehensive income/(loss)	$472	$(263)	$209

*   Reclassified to conform to 2017 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2015:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,379)	$(342)	$(1,721)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(54)	$21	$(33)
Reclassification of (gains)/losses to other (income) and expense	86	(33)	53

Total net changes related to available-for-sale securities	$32	$(12)	$20

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$618	$(218)	$399
Reclassification of (gains)/losses to:
Cost of sales*	(192)	59	(133)
Cost of services*	0	(2)	(2)
SG&A expense	(149)	43	(105)
Other (income) and expense	(731)	281	(451)
Interest expense	0	0	0

Total unrealized gains/(losses) on cash flow hedges	$(454)	$162	$(292)

Retirement-related benefit plans (1)
Prior service costs/(credits)	$6	$(2)	$4
Net (losses)/gains arising during the period	(2,963)	1,039	(1,925)
Curtailments and settlements	33	(9)	24
Amortization of prior service (credits)/costs	(100)	36	(65)
Amortization of net (gains)/losses	3,304	(1,080)	2,223

Total retirement-related benefit plans	$279	$(17)	$262

Other comprehensive income/(loss)	$(1,523)	$(208)	$(1,731)

*   Reclassified to conform to 2017 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

				Net Unrealized
	Net Unrealized	Foreign	Net Change	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Retirement-	on Available-	Other
	on Cash Flow	Translation	Related	For-Sale	Comprehensive
	Hedges	Adjustments*	Benefit Plans	Securities	Income/(Loss)
December 31, 2014	$392	$(1,742)	$(26,509)	$(15)	$(27,875)
Other comprehensive income before reclassifications	399	(1,721)	(1,897)	(33)	(3,252)
Amount reclassified from accumulated other comprehensive income	(691)	0	2,158	53	1,520

Total change for the period	(292)	(1,721)	262	20	(1,731)

December 31, 2015	100	(3,463)	(26,248)	5	(29,607)
Other comprehensive income before reclassifications	163	(140)	(1,581)	(23)	(1,581)
Amount reclassified from accumulated other comprehensive income	56	0	1,714	21	1,791

Total change for the period	219	(140)	132	(2)	209

December 31, 2016	319	(3,603)	(26,116)	2	(29,398)
Other comprehensive income before reclassifications	(58)	769	495	0	1,206
Amount reclassified from accumulated other comprehensive income	(226)	0	1,825	1	1,599

Total change for the period	(284)	769	2,320	1	2,806

December 31, 2017	$35	$(2,834)	$(23,796)	$3	$(26,592)

*   Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.